Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected dividend yield	0.00%	0.00%
Risk free interest rate minimum	1.47%	0.86%
Risk free interest rate maximum	1.81%	1.15%
Expected option term		4 years 6 months
Turnover/forfeiture rate	0.00%	0.00%
Expected volatility minimum	65.00%	91.00%
Expected volatility maximum	78.00%	99.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option term	3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option term	5 years